                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management
                 -------------------------------
   Address:      100 S. Rockland Falls Road
                 -------------------------------
                 PO BOX 220
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

Form 13F File Number: 28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

   Elizabeth Kirker                    Rockland, DE        7/15/2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       N/A
                                        --------------------

Form 13F Information Table Entry Total:                   58
                                        --------------------

Form 13F Information Table Value Total:          156,169,084
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                         GREENVILLE CAPITAL MANAGEMENT
                  13F REPORT For the Month Ended June 30, 2005

COMMON STOCK                                          CLASS          CUSIP               VALUE            QUANTITY      DISCRETION
AirTran Holdings, Inc.                                Common       00949p108             1,249,594         135,384          X
American Service Group, Inc.                          Common       02364L109             1,070,287          67,526          X
American Safety Insurance                             Common       g02995101             1,682,319         110,085          X
Anteon International Corp.                            Common       03674e108             3,053,301          66,929          X
Argonaut Group, Inc.                                  Common       040157109             3,327,962         144,130          X
August Technology Corp.                               Common       02364L109             1,331,222         114,268          X
BEI Technologies                                      Common       05538p104             1,998,198          74,895          X
Build-A-Bear Workshop                                 Common       120076104             1,800,257          76,770          X
Builders Firstsource, Inc.                            Common       12008r107             3,275,316         202,180          X
Celadon Group, Inc                                    Common       150838100             3,013,202         178,296          X
Comstock Home Building Co, Inc                        Common       205684103             3,698,394         152,700          X
Conn's, Inc.                                          Common       208242107             4,215,055         172,254          X
Connetics Corporation                                 Common       208192104             3,306,513         187,444          X
Coventry Health Care, Inc.                            Common       222862104             3,180,212          44,950          X
Cybersource, Corp                                     Common       23251j106             2,339,967         320,105          X
Digitas, Inc.                                         Common       25388k104             1,886,564         165,343          X
Dycom Industries, Inc                                 Common       267475101             1,465,247          73,965          X
Epicor Software Corporation                           Common       29426l108             2,888,226         218,805          X
Equity Inns                                           Common       294703103             2,988,084         224,668          X
EscoTechnologies, Inc.                                Common       296315104             3,774,758          37,448          X
Essex Corp.                                           Common       296744105             3,538,735         154,665          X
First Cash Financial  Services                        Common       31942d107             2,230,922         104,395          X
Flow International                                    Common       343468104             1,508,104         236,010          X
Headwaters Inc.                                       Common       42210p102             3,526,013         102,560          X
Hollywood Media Corp.                                 Common       436233100             1,760,599         405,668          X
IXYS Corporation                                      Common        4600w106             3,817,738         269,234          X
International Display Works, Inc.                     Common       459412102             1,467,088         183,386          X
J. B. Hunt Transportation Services, Inc.              Common       445658107             3,540,743         184,126          X
JLG Industries, Inc.                                  Common       466210101             2,788,588         101,477          X
LTX Corp.                                             Common       502392103             1,278,996         258,383          X
Life Sciences Research, Inc.                          Common       532169109             3,005,308         251,280          X
MICROS Systems, Inc.                                  Common       594901100             5,809,490         129,821          X
MapInfo Corp.                                         Common       565105103             1,493,702         142,122          X
Marten Transport, Ltd.                                Common       573075108             3,720,078         177,231          X
Matrixx Initiatives, Inc.                             Common       57685L105             2,557,973         232,543          X
McCormick & Schmick's Seafood Restaurant              Common       579793100             2,683,858         169,972          X
Merit Medical Systems                                 Common       589889104             3,058,222         198,457          X
Nautilus Group Inc                                    Common       63910B102             3,090,255         108,430          X
NMS Communications Corporation                        Common       629248105               800,102         279,756          X
Navarre Corporation                                   Common       639208107             2,905,743         363,445          X
OmniVision Technologies, Inc.                         Common       682128103             3,249,273         239,093          X
Orange 21 Inc.                                        Common       685317109               978,163         190,675          X
Peet's Coffee & Tea, Inc.                             Common       705560100             2,455,996          74,334          X
Power-One, Inc.                                       Common       739308104             4,028,159         638,377          X
Presstek, Inc.                                        Common       741113104             2,068,447         182,725          X
Providence Service Corporation                        Common       743815102             4,562,016         183,730          X
Rubio's Fresh Mexican Grill                           Common       78116b102             2,038,440         195,066          X
Rowe Furniture                                        Common       779528108             1,513,004         360,239          X
Rush Enterprises                                      Common       781846308             3,901,437         291,152          X
Seracare Life Sciences                                Common       817472100             1,630,031         116,514          X
Stratasys, Inc                                        Common       862685104             4,370,231         133,728          X
Superior Energy Services Inc                          Common       868157108             2,420,960         136,009          X
Tessera Technologies, Inc.                            Common       88164l100             2,234,895          66,893          X
TradeStation Group, Inc.                              Common       89267p105             5,178,313         603,533          X
US Home Systems                                       Common       90335c100               907,641         181,166          X
Universal Truckload Services, Inc                     Common       91388p105             1,563,676          92,580          X
Vitran Corporation, Inc.                              Common       92580e107             2,852,374         180,530          X
W-H Energy Services, Inc.                             Common       92925e108             4,089,093         164,023          X
                                                    58                                 156,169,084